GENERAL INFORMATION (Details)	Dec. 31, 2023 employee center site facility
Disclosure of general information [abstract]
Number of production facilities | facility	25
Number of R&D centers | center	3
Number of administrative centers | site	3
Number of employees | employee	12,000